Segment Information - Schedule of Segment ATOI to Combined Net Loss Attributable to Alcoa Corporation (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total segment ATOI	$ 139	$ 179	$ 328	$ 927	$ 1,010
Metal price lag	1	(14)	5	(26)	(30)
Interest expense	(67)	(69)	(197)	(208)	(270)	$ (309)	$ (305)
Non-controlling interest (net of tax)	(20)	(61)	(58)	(188)	(124)	91	(39)
Impairment of goodwill							(1,731)
Income taxes	(39)	(54)	(86)	(345)	(361)
Combined net loss attributable to Alcoa Corporation	(6)	(124)	(261)	(37)	(863)	(256)	(2,909)
Historical [Member]
Segment Reporting Information [Line Items]
Total segment ATOI					902	1,018	275
Metal price lag					(30)	15	(5)
Income taxes					(306)	(394)	(15)
Combined net loss attributable to Alcoa Corporation					(863)	(256)	(2,909)
Other [Member]
Segment Reporting Information [Line Items]
Impact of LIFO	5	25	32	68	107
Interest expense	(67)	(69)	(197)	(208)	(270)
Non-controlling interest (net of tax)	(20)	(61)	(58)	(188)	(124)
Corporate expense	(50)	(54)	(136)	(138)	(180)
Restructuring and other charges	(17)	(54)	(109)	(297)	(983)
Income taxes	(53)	(23)	(92)	35	(41)
Other	$ 56	$ (53)	$ (34)	$ (210)	(352)
Other [Member] | Historical [Member]
Segment Reporting Information [Line Items]
Impact of LIFO					107	4	19
Interest expense					(270)	(309)	(305)
Non-controlling interest (net of tax)					(124)	91	(39)
Corporate expense					(180)	(208)	(204)
Impairment of goodwill							(1,731)
Restructuring and other charges					(983)	(863)	(712)
Income taxes					(96)	110	(108)
Other					$ (189)	$ (114)	$ (99)